Consolidated Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–114.15%(b)(c)(d)
Aerospace & Defense–9.32%
Aernnova Aerospace S.A.U. (Spain)
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	02/26/2027	EUR	726	$ 778,072
Term Loan B-2 (3 mo. EURIBOR + 3.00%)	3.00%	02/26/2027	EUR	183	196,446
Boeing Co., Revolver Loan(e)	0.00%	10/30/2022		$ 17,326	17,189,563
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2026		1,113	1,103,715
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.63%	04/08/2026		498	485,014
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.63%	04/08/2026		266	259,252
FDH Group Acquisition, Inc.
Delayed Draw Term Loan(e)(f)	0.00%	04/01/2024		9,488	9,298,163
Term Loan A(f)	7.10%	04/01/2024		19,055	18,673,895
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 07/22/2014; Cost $1,444,403)(e)(f)(g)	0.00%	07/18/2023		1,445	1,444,403
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/22/2014-08/18/2014; Cost $1,552,114)(f)(g)	8.00%	07/18/2023		1,581	1,580,907
KKR Apple Bidco LLC, Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.25%	09/21/2029		341	345,627
NAC Aviation 8 Ltd. (Ireland), Junior Loan Series 3(f)	3.94%	12/31/2021		3,246	2,310,842
PAE Holding Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		758	759,448
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		11	11,302
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	02/26/2029		2,064	2,096,887
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	01/15/2025		1,399	1,400,406
Vectra Co., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	03/08/2025		196	189,305
					58,123,247
Air Transport–3.66%
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2025		772	729,888
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan(f)	7.25%	05/09/2024		3,203	3,177,096
Incremental Delayed Draw Term Loan(f)	7.25%	05/09/2024		9,446	9,369,986
Term Loan(f)	7.25%	05/09/2024		9,608	9,531,287
					22,808,257
Automotive–6.28%
BCA Marketplace (United Kingdom)
Second Lien Term Loan B	7.55%	06/30/2029	GBP	4,668	6,267,505
Term Loan B(h)	–	06/30/2028	GBP	1,054	1,402,309
DexKo Global, Inc., Delayed Draw Term Loan(e)	0.00%	09/30/2028		19	18,684
Driven Holdings LLC, Term Loan B(f)(h)	–	11/20/2028		592	588,555
Muth Mirror Systems LLC
Revolver Loan(e)(f)	0.00%	04/23/2025		1,677	1,645,333
Term Loan(f)	6.25%	04/23/2025		19,421	19,051,926
Panther BF Aggregator 2 L.P. (Canada), Term Loan(h)	–	04/30/2026		29	29,010
ThermaSys Corp.
Term Loan(f)	7.00%	10/02/2023		0	87
Term Loan(f)(h)	–	12/29/2023		33	12,190
Transtar Industries, Inc.
Delayed Draw Term Loan (Acquired 01/22/2021; Cost $1,196,052)(e)(f)(g)	0.00%	01/22/2027		1,218	1,229,704
Term Loan A (Acquired 01/22/2021; Cost $8,648,183)(f)(g)(h)	–	01/22/2027		8,804	8,892,076
					39,137,379
Beverage & Tobacco–0.33%
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024		517	489,512
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Beverage & Tobacco–(continued)
Waterlogic Holdings Ltd. (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/04/2028	EUR	249	$ 282,319
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/04/2028		$ 1,311	1,313,166
					2,084,997
Brokers, Dealers & Investment Houses–0.19%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B(h)	–	12/03/2026			938	932,430
Second Lien Term Loan B(h)	–	08/05/2029			32	32,544
Zebra Buyer LLC, First Lien Term Loan(h)	–	04/22/2028			210	209,248
						1,174,222
Building & Development–0.72%
CRH Europe Distribution (Netherlands), Term Loan A (3 mo. EURIBOR + 4.50%)(f)	4.00%	11/29/2025	EUR		773	871,884
Mayfair Mall LLC, Term Loan(f)(h)	–	04/20/2023			1,258	1,150,974
Modulaire (United Kingdom), Term Loan B(h)	–	10/08/2028	EUR		1,294	1,467,102
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024			974	974,386
						4,464,346
Business Equipment & Services–14.03%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/31/2028			924	925,387
Allied Universal Holdco LLC, Term Loan(h)	–	05/12/2028			2,403	2,385,838
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.00%)	6.00%	03/31/2028	EUR		3,053	3,485,378
Blackhawk Network Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.13%	06/15/2026			384	382,776
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(f)	5.00%	05/22/2024			719	719,664
Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $439,694)(g)	8.50%	02/15/2023			463	445,319
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-11/29/2021; Cost $684,497)(g)(i)	2.00%	08/15/2023			686	355,477
Constant Contact, Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(f)	8.25%	02/15/2029			1,513	1,498,319
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	7.34%	08/08/2026			86	85,919
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(f)	6.00%	09/28/2028			1,543	1,544,510
CV Intermediate Holdco Corp.
Delayed Draw Term Loan(f)	6.75%	03/31/2026			7,134	7,084,658
Revolver Loan(f)	0.50%	03/31/2026			1,136	1,127,701
Revolver Loan(e)(f)	0.00%	03/31/2026			126	125,300
Term Loan B(f)	6.75%	03/31/2026			8,474	8,415,472
Dakota Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(f)	7.50%	04/07/2028			1,249	1,274,197
EP Purchaser LLC, Term Loan B(h)	–	10/31/2028			738	734,717
Garda World Security Corp. (Canada), Term Loan(h)	–	10/30/2026			1,014	1,014,396
GI Revelation Acquisition LLC, First Lien Term Loan(h)	–	05/12/2028			2,163	2,143,076
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.84%	06/23/2024	GBP		7,860	10,220,882
Karman Buyer Corp., First Lien Term Loan(h)	–	10/28/2027			2,255	2,262,693
Lamark Media Group LLC
Delayed Draw Term Loan(e)(f)	0.00%	10/14/2027			1,528	1,527,935
Revolver Loan(f)	6.75%	10/14/2027			458	453,797
Revolver Loan(e)(f)	0.00%	10/14/2027			560	554,640
Term Loan B(f)	6.75%	10/14/2027			7,130	7,059,061
Monitronics International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024			7,961	7,497,005
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024			5,859	5,884,829
NAS LLC
Revolver Loan(e)(f)	0.00%	06/01/2024			920	924,113
Term Loan(f)	7.50%	06/03/2024			9,011	9,055,787
Protect America
Revolver Loan (1 mo. USD LIBOR + 3.00%)(f)	3.14%	09/01/2024			3,531	3,248,933
Revolver Loan(e)(f)	0.00%	09/01/2024			660	607,171
Solera, Term Loan B	5.30%	06/05/2028	GBP		1,397	1,859,084
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		$ 13	$ 13,012
Trans Union LLC, Second Lien Term Loan(f)(h)	–	12/31/2029		568	567,958
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(f)	5.88%	03/20/2027		952	956,352
Verra Mobility Corp., Term Loan B(h)	–	03/19/2028		1,006	1,001,664
					87,443,020
Cable & Satellite Television–3.35%
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.34%	01/15/2026			0	348
Term Loan (3 mo. USD LIBOR + 2.25%)	2.34%	07/17/2025			3	2,658
Lightning Finco Ltd. (United Kingdom)
Term Loan B-1(f)(h)	–	09/01/2028			18,375	18,007,643
Term Loan B-2(f)(h)	–	09/01/2028			2,227	2,182,745
ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	06/26/2028			686	685,877
						20,879,271
Chemicals & Plastics–2.04%
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027			220	220,396
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028			1,459	1,473,400
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		0	375
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	0.75%	09/21/2023	EUR		372	419,976
First Lien Term Loan B-7 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		0	189
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate (3 mo. USD LIBOR + 4.25%)(i)	0.75%	09/21/2023			3,582	3,568,947
PIK First Lien Term Loan B-6, 0.75% PIK Rate, 5.00% Cash Rate (3 mo. EURIBOR + 4.25%)(i)	5.00%	09/21/2023	EUR		0	105
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate (3 mo. USD LIBOR + 4.25%)(i)	0.75%	09/21/2023			563	561,480
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate (3 mo. EURIBOR + 4.25%)(i)	5.00%	09/21/2023	EUR		1,393	1,573,489
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate (3 mo. USD LIBOR + 4.25%)(i)	5.25%	09/05/2022			29	29,466
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	0.75%	09/21/2023	EUR		0	5
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(f)	6.00%	08/12/2028			1,293	1,295,815
Fusion, Term Loan(f)	7.50%	04/30/2026			1,184	1,213,205
ICP Group Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029			304	304,372
KPEX Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.00%	01/31/2026			230	215,050
Kraton Corp., Term Loan(h)	–	11/18/2028			723	718,643
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	4.91%	02/27/2026			668	665,914
Proampac PG Borrower LLC, First Lien Term Loan(h)	–	11/03/2025			450	448,839
						12,709,666
Clothing & Textiles–0.03%
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.17%	05/01/2024			192	177,885
Conglomerates–0.12%
Safe Fleet Holdings LLC
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.75%)(f)	4.75%	02/03/2025			428	428,735
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			298	296,058
						724,793
Containers & Glass Products–8.78%
Brook & Whittle Holding Corp., Term Loan (f)	6.75%	10/17/2024			9,596	9,643,995
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			3,746	3,452,980
Keg Logistics LLC
Revolver Loan(e)(f)	0.00%	11/23/2027			1,862	1,834,042
Term Loan A(f)	7.00%	11/23/2027			29,249	28,809,952
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026			414	401,675
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR		2,070	2,263,520
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
LABL, Inc.
Term Loan B(h)	–	10/31/2028	EUR	2,621	$ 2,972,950
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.50%	10/31/2028		$ 3,258	3,247,093
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (1 mo. USD LIBOR + 5.00%) (Acquired 11/13/2020-11/12/2021; Cost $1,185,853)(g)(i)	5.00%	11/12/2025		1,288	1,339,347
Mold-Rite Plastics LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(f)	7.50%	10/04/2029		405	406,832
Pretium Packaging, Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.25%	09/30/2029		345	348,837
					54,721,223
Cosmetics & Toiletries–0.68%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	3.88%	08/11/2025			556	482,902
IRIS Bidco GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	05/25/2028	EUR		2,600	2,959,738
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR		694	789,671
						4,232,311
Drugs–0.55%
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	03/10/2028			3,513	3,427,431
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.08%	11/15/2027			5	5,024
						3,432,455
Ecological Services & Equipment–4.05%
Groundworks LLC
Delayed Draw Term Loan(f)	5.75%	01/17/2026			2,848	2,824,748
Delayed Draw Term Loan(f)	5.75%	01/17/2026			5,811	5,764,802
Delayed Draw Term Loan(e)(f)	0.00%	01/17/2026			1,563	1,550,010
First Lien Incremental Revover Loan(e)(f)	0.00%	01/17/2026			520	515,530
First Lien Incremental Term Loan(f)	5.75%	01/17/2026			13,193	13,087,638
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(f)	4.75%	03/20/2025			1	1,274
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.50%	11/02/2028			1,509	1,531,858
						25,275,860
Electronics & Electrical–8.79%
Altar BidCo, Inc., First Lien Term Loan (h)	–	11/17/2028			708	704,366
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028			200	202,340
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR		133	150,639
Civica (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	4.83%	10/14/2024	GBP		2,188	2,890,532
Delta Topco, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028			637	643,741
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR		1,113	1,267,764
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028			61	60,976
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025			372	378,006
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027			1,767	1,776,326
Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026			29	29,291
Infinite Electronics, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029			552	555,730
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.84%	08/28/2027			4,156	4,136,038
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	08/13/2028			2,229	2,234,855
Maverick Bidco, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(f)	7.50%	04/28/2029			92	92,877
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	05/03/2029			1,138	1,129,000
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	05/03/2028			3,008	2,968,091
Micro Holding L.P., Term Loan(h)	–	09/13/2024			3,214	3,207,093
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	7.25%	04/29/2026			3,768	3,694,118
Oberthur Tech, Term Loan B-4	3.96%	01/10/2026	EUR		956	1,089,435
Oberthur Technologies of America Corp.
Term Loan B (3 mo. EURIBOR + 4.50%) (Acquired 04/01/2021; Cost $3,398,674)(g)	4.50%	01/09/2026	EUR		2,899	3,305,293
Term Loan B (1 mo. USD LIBOR + 4.50%) (Acquired 04/01/2021; Cost $1,073,238)(g)	5.25%	01/09/2026			1,084	1,083,175
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		$ 632	$ 631,896
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		6,473	6,415,222
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		2,856	2,865,869
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		914	916,632
Quest Software US Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)	8.38%	05/16/2026		824	825,075
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.09%	05/29/2026		632	635,774
Riverbed Technology, Inc.
First Lien Term Loan(j)(k)	0.00%	12/31/2025		6,479	5,893,131
Second Lien Term Loan(i)(j)(k)	4.50%	12/31/2026		2,358	667,420
Term Loan(j)(k)	0.00%	04/24/2022		735	665,141
Sandvine Corp., Second Lien Term Loan(f)	8.09%	11/02/2026		322	320,479
UST Holdings Ltd., Term Loan B(h)	–	10/15/2028		1,084	1,082,517
Veritas US, Inc., Term Loan B(h)	–	09/01/2025		708	705,562
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		1,587	1,588,668
					54,813,072
Financial Intermediaries–0.51%
Edelman Financial Center LLC (The), Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	07/20/2026			207	207,658
GEO Group, Inc. (The), Term Loan (3 mo. USD LIBOR + 2.00%) (Acquired 09/11/2018; Cost $108,258)(g)	2.75%	03/22/2024			109	101,820
TMF Group Holdco B.V. (Netherlands), Incremental Second Lien Term Loan (3 mo. EURIBOR + 6.88%)	6.88%	06/08/2026	EUR		2,518	2,863,337
						3,172,815
Food Products–6.26%
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR		2,610	2,890,126
BrightPet
Delayed Draw Term Loan(e)(f)	0.00%	10/05/2026			1,202	1,188,837
Incremental Term Loan B(f)(h)	–	10/05/2026			4,292	4,245,760
Revolver Loan(f)	7.25%	10/05/2026			346	342,228
Revolver Loan(e)	0.00%	10/05/2026			104	102,903
Revolver Loan(f)	7.25%	10/05/2026			497	491,516
Revolver Loan(e)(f)	0.00%	10/05/2026			519	513,341
Term Loan B(f)	7.25%	10/05/2026			4,175	4,129,724
Florida Food Products LLC
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.75%	10/15/2029			827	811,613
Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/18/2028			4,450	4,400,395
H-Food Holdings LLC, Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025			294	294,050
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	09/15/2028			223	223,487
Teasdale Foods, Inc., Term Loan B(f)	7.00%	12/18/2025			16,480	15,641,018
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B	5.05%	06/28/2028	GBP		2,805	3,719,263
						38,994,261
Food Service–0.33%
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR		2,012	2,061,462
NPC International, Inc., Second Lien Term Loan(j)(k)	0.00%	04/18/2025			344	6,879
						2,068,341
Health Care–5.83%
Acacium Group (United Kingdom), Term Loan	5.30%	05/19/2028	GBP		3,084	4,093,192
Ascend Learning LLC, First Lien Term Loan(h)	–	11/18/2028			3,123	3,109,175
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/02/2027			315	316,093
Ethypharm (France), Term Loan B	4.50%	04/30/2029	GBP		2,270	3,002,758
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/14/2025			1,137	1,130,402
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025			740	736,094
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2028			496	494,551
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
ImageFirst, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028		$ 1	$ 986
MB2 Dental Solutions LLC
Delayed Draw Term Loan(f)	7.00%	01/29/2027		2,899	2,916,423
Delayed Draw Term Loan(e)(f)	0.00%	01/29/2027		259	260,973
Term Loan B(f)	7.00%	01/29/2027		8,783	8,835,222
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan(h)	–	11/19/2028		1,200	1,194,016
Second Lien Term Loan(h)	–	11/22/2029		482	482,175
Nidda Healthcare Holding AG (Germany), Term Loan F(h)	–	08/21/2026	GBP	2,088	2,764,820
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	10/15/2027		1,257	1,258,789
Stamina BidCo B.V. (Netherlands), Term Loan B(h)	–	11/02/2028	EUR	631	717,061
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(f)	5.50%	11/08/2028		1,584	1,551,818
TTF Holdings LLC, Term Loan B(f)(h)	–	03/25/2028		412	411,358
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		584	583,419
Women’s Care Holdings, Inc. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		431	431,509
WP CityMD Bidco LLC, First Lien Incremental Term Loan(h)	–	11/18/2028		2,057	2,050,991
					36,341,825
Home Furnishings–2.19%
Hilding Anders AB (Sweden)
Term Loan(f)(j)(k)	–	06/30/2025	EUR		5,440	61,696
Term Loan B(i)(j)	0.75%	11/29/2024	EUR		9,013	8,685,072
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			1,285	1,300,015
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			3,208	3,014,641
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	07/01/2029			566	563,222
						13,624,646
Industrial Equipment–3.33%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.62%	09/30/2027			0	8
Brush (United Kingdom)
Term Loan(f)	7.00%	06/09/2028	EUR		4,209	4,652,958
Term Loan A(f)(h)	–	06/09/2028	GBP		3,621	4,694,871
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027			618	617,480
Engineered Machinery Holdings, Inc., Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	05/21/2029			207	208,404
Kantar (United Kingdom)
Revolver Loan (1 mo. USD LIBOR + 3.50%)(f)	3.60%	06/04/2026			102	101,609
Revolver Loan(e)(f)	0.00%	06/04/2026			2,398	2,384,028
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.12%	12/04/2026			1,478	1,477,215
Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	5.25%	12/04/2026			1,384	1,382,486
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	03/08/2025			652	638,360
Robertshaw US Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026			613	511,878
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027			3,356	3,350,825
Victory Buyer LLC, Term Loan B(f)(h)	–	11/15/2028			720	718,987
						20,739,109
Insurance–0.48%
HUB International Ltd., Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	0.00%	04/25/2025			2,987	2,978,828
Leisure Goods, Activities & Movies–10.60%
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.09%	04/22/2026			4,707	4,252,434
Carnival Corp., Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/31/2028			4,760	4,694,337
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	9.25%	05/23/2024		$ 376	$ 400,871
Incremental Term Loan B-2(h)	–	05/23/2024		564	557,962
Term Loan	7.00%	05/23/2024		2,042	2,440,636
Term Loan(h)	–	02/28/2025	EUR	59	54,765
Term Loan (1 mo. USD LIBOR + 2.50%)	2.63%	02/28/2025		2,158	1,753,788
Term Loan (1 mo. USD LIBOR + 2.75%)	2.88%	09/20/2026		2,789	2,236,274
Dorna Sports S.L. (Spain), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	3.51%	04/12/2024		890	878,631
Fender Musical Instruments Corp., Term Loan B(f)(h)	–	11/17/2028		539	538,659
Fitness International LLC, Term Loan B(h)	–	04/18/2025		892	831,154
Invictus Media S.L.U. (Spain)
Revolver Loan (3 mo. EURIBOR + 5.00%) (Acquired 04/30/2021; Cost $1,127,726)(f)(g)(k)	4.00%	06/28/2024	EUR	1,079	1,162,758
Second Lien Term Loan (3 mo. EURIBOR + 7.50%) (Acquired 05/17/2021-06/28/2021; Cost $2,642,850)(g)(k)	7.50%	12/26/2025	EUR	3,197	2,335,965
Term Loan A-1 (3 mo. EURIBOR + 4.25%) (Acquired 07/24/2019-06/28/2021; Cost $2,667,494)(g)(k)	5.25%	06/26/2024	EUR	2,386	2,606,947
Term Loan A-2 (3 mo. EURIBOR + 4.25%) (Acquired 07/24/2019-06/28/2021; Cost $649,817)(g)(k)	5.25%	06/26/2024	EUR	582	635,842
Term Loan B-1 (3 mo. EURIBOR + 5.75%) (Acquired 05/31/2018-07/28/2021; Cost $3,033,921)(g)(k)	5.75%	06/26/2025	EUR	2,676	2,941,541
Term Loan B-2 (3 mo. EURIBOR + 5.75%) (Acquired 05/31/2018-07/28/2021; Cost $1,821,938)(g)(k)	4.75%	06/26/2025	EUR	1,603	1,761,867
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.38%	11/04/2026		349	337,169
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.38%	11/12/2026		46	44,314
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR	9,376	10,696,909
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR	1,442	1,574,573
Royal Caribbean Cruises
Revolver Loan(e)	0.00%	10/12/2022		1,886	1,827,740
Revolver Loan(e)	0.00%	04/05/2024		3,562	3,304,014
Revolver Loan(e)	0.00%	04/12/2024		1,213	1,141,780
Term Loan(h)	–	04/05/2022		1,136	1,112,737
Shutterfly, Inc., Term Loan B(h)	–	09/25/2026		161	156,633
USF S&H Holdco LLC
Delayed Draw Term Loan(e)(f)	0.00%	06/30/2025		1,000	1,000,278
Term Loan A(f)(h)	–	06/30/2025		667	666,853
Term Loan B(f)(h)	–	06/30/2025		11,173	11,173,102
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	2,791	2,945,139
					66,065,672
Lodging & Casinos–3.80%
Aimbridge Acquisition Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.75%) (Acquired 09/22/2020-06/02/2021; Cost $1,796,776)(f)(g)	5.50%	02/02/2026			1,824	1,810,596
B&B Hotels S.A.S. (France)
Incremental Term Loan	5.50%	06/30/2026	EUR		2,619	2,946,956
Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR		2,217	2,404,503
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR		2,821	3,056,691
Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	07/31/2028			180	179,708
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR		6,321	6,402,653
Term Loan C	4.50%	09/12/2027	EUR		937	949,364
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/12/2027	EUR		5,774	5,912,264
Station Casinos LLC, Term Loan B-1(h)	–	02/08/2027			18	17,334
						23,680,069
Nonferrous Metals & Minerals–0.76%
American Rock Salt Co. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(f)	8.00%	05/25/2029			96	97,271
Corialis Group Ltd. (United Kingdom), Term Loan B	4.55%	05/24/2028	GBP		677	901,177
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Nonferrous Metals & Minerals–(continued)
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025		$ 2,591	$ 2,586,916
Term Loan (1 mo. USD LIBOR + 9.25%)(f)	10.25%	10/22/2025		1,140	1,156,598
					4,741,962
Oil & Gas–3.20%
Glass Mountain Pipeline Holdings LLC, Term Loan (h)	–	10/28/2027			982	340,159
Gulf Finance LLC, Term Loan B(h)	–	08/25/2026			765	732,884
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)(f)	7.00%	07/02/2023			1,475	1,179,582
McDermott International Ltd.
LOC(e)	0.00%	06/30/2024			4,083	3,256,426
LOC(f)	4.09%	06/30/2024			1,801	1,486,060
PIK Term Loan, 3.00% PIK Rate, 1.00% Cash Rate (1 mo. USD LIBOR + 1.00%)(i)	3.00%	06/30/2025			918	410,555
Term Loan (1 mo. USD LIBOR + 3.00%)(f)	3.09%	06/30/2024			180	99,087
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.64%	03/19/2024			7,509	6,805,272
QuarterNorth Energy Holding, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $5,445,267)(g)	9.00%	08/27/2026			5,552	5,586,339
Southcross Energy Partners L.P., Revolver Loan(e)(f)	0.00%	01/31/2025			78	76,661
						19,973,025
Publishing–1.44%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	02/12/2028			1,812	1,812,377
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026			3,573	3,565,790
McGraw-Hill Education, Inc., Term Loan B(h)	–	07/30/2028			3,613	3,576,704
						8,954,871
Radio & Television–0.20%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%) (Acquired 06/23/2021-10/14/2021; Cost $1,336,499)(g)	3.35%	08/24/2026			2,468	1,052,754
Gray Television, Inc.
Term Loan C (3 mo. USD LIBOR + 2.50%)	2.59%	01/02/2026			17	17,261
Term Loan D(h)	–	10/27/2028			172	171,574
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.59%	09/18/2026			1	599
Sinclair Television Group, Inc., Term Loan B-2-B(h)	–	09/30/2026			29	28,668
						1,270,856
Retailers (except Food & Drug)–1.84%
Bass Pro Group LLC, Term Loan B-2 (h)	–	03/06/2028			300	300,375
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	6.59%	12/18/2026			320	318,638
CNT Holdings I Corp. (1-800 Contacts), Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028			712	717,530
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR		1,621	1,805,459
Term Loan B-2	5.50%	04/08/2026	EUR		933	1,039,494
Term Loan B-3	5.50%	04/08/2026	EUR		1,351	1,504,305
Term Loan B-4	5.50%	04/08/2026	EUR		2,863	3,189,268
Term Loan B-5	5.50%	04/08/2026	EUR		637	709,471
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	6.50%	04/21/2028			1,889	1,878,304
						11,462,844
Surface Transport–2.67%
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/15/2028			492	493,557
Hertz Corp. (The), Revolver Loan(e)	0.00%	06/30/2022			779	778,901
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR		2,370	2,523,260
Zeus Bidco Ltd. (United Kingdom), Term Loan B(f)	7.31%	03/29/2024	GBP		10,551	12,840,247
						16,635,965
Telecommunications–5.52%
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027			93	92,962
Cincinnati Bell, Inc., Term Loan B-2(h)	–	11/17/2028			29	28,839
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Colorado Buyer, Inc.
First Lien Incremental Term Loan	5.00%	05/01/2024	$ 2,482	$ 2,477,063
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024	7	7,375
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027	721	726,290
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan(j)	3.60%	10/13/2022	1,676	1,683,583
DIP Term Loan(e)(j)	0.00%	10/13/2022	335	336,717
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(j)	5.75%	11/27/2023	10,569	10,619,296
Term Loan B-4 (3 mo. USD LIBOR + 6.50%)(j)	8.75%	01/02/2024	1,177	1,182,013
Term Loan B-5(j)	8.63%	01/02/2024	2,181	2,193,557
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.59%	11/30/2025	3,271	3,145,387
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.84%	11/30/2026	1,959	1,780,298
Radiate Holdco LLC, Term Loan B(h)	–	09/25/2026	3,986	3,958,273
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026	2,339	2,143,374
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.50%)	6.50%	05/02/2023	1,801	1,363,822
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027	2,657	2,670,689
				34,409,538
Utilities–2.27%
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		3,656	3,102,418
Generation Bridge LLC
Term Loan B(f)(h)	–	09/01/2028		1,404	1,410,978
Term Loan C(f)(h)	–	09/01/2028		29	29,395
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026		2,950	2,478,166
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		4,311	3,763,169
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		243	212,249
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		2,422	2,080,405
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.34%	03/27/2026		741	692,298
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.34%	03/27/2026		81	75,377
USIC Holding, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.25%	05/07/2029		325	328,707
					14,173,162
Total Variable Rate Senior Loan Interests (Cost $733,418,974)					711,489,793
			Shares
Common Stocks & Other Equity Interests–11.37%(l)
Aerospace & Defense–0.70%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $239,759)(f)(g)				220	4,386,044
Automotive–0.01%
ThermaSys Corp.(f)				980,474	29,414
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(f)				2,338	0
Lake at Las Vegas Joint Venture LLC, Class B(f)				28	0
					0
Business Equipment & Services–0.68%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,863,607)(g)				8,573	26,362
My Alarm Center LLC, Class A (Acquired 03/09/2021-03/19/2021; Cost $4,038,345)(f)(g)				30,583	4,235,697
					4,262,059
Containers & Glass Products–0.02%
Libbey Glass, Inc. (Acquired 11/13/2020-10/20/2021; Cost $54,917)(f)(g)				13,626	106,453
Drugs–0.05%
Envigo RMS Holding Corp., Class B(f)				12,126	292,964
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Shares	Value
Financial Intermediaries–0.00%
RJO Holdings Corp.(f)	2,144	$ 2,144
RJO Holdings Corp., Class A(f)	1,142	1,142
RJO Holdings Corp., Class B(f)	3,334	34
		3,320
Industrial Equipment–0.19%
North American Lifting Holdings, Inc.	62,889	1,176,527
Leisure Goods, Activities & Movies–1.63%
Crown Finance US, Inc.	173,934	85,358
USF S&H Holdco LLC(f)(m)	11,114	10,061,129
		10,146,487
Lodging & Casinos–0.94%
Bally’s Corp.(n)	134,154	5,143,464
Caesars Entertainment, Inc.(n)	7,897	711,283
		5,854,747
Oil & Gas–3.93%
Aquadrill LLC(f)	94,427	3,399,372
HGIM Corp.	11,834	47,336
HGIM Corp., Wts., expiring 07/02/2043	7,505	30,020
McDermott International Ltd.(n)	392,579	219,844
McDermott International Ltd.(f)	1,185,624	630,752
NexTier Oilfield Solutions, Inc.(n)	46,442	167,191
Noble Corp.(n)	1,528	35,694
Paragon Offshore Finance Co., Class B(f)	1,280	9,997
PGS ASA(n)	180,326	65,718
QuarterNorth Energy, Inc. (Acquired 06/02/2021-08/27/2021; Cost $6,786,339)(g)	104,769	11,000,745
QuarterNorth Energy, Inc., Wts. (Acquired 08/27/2021; Cost $3,872,447)(g)	58,854	6,179,670
QuarterNorth Energy, Inc., Wts. (Acquired 08/27/2021; Cost $306,696)(g)	51,116	306,696
QuarterNorth Energy, Inc., Wts., expiring 08/27/2028	26,541	268,728
Samson Investment Co., Class A(f)	163,748	982,488
Southcross Energy Partners L.P.(f)	72,413	4,707
Transocean Ltd.(n)	232,965	703,554
Tribune Resources, Inc.(f)	376,237	470,296
Tribune Resources, Inc., Wts., expiring 04/03/2023(f)	97,410	2,435
		24,525,243
Publishing–0.18%
Clear Channel Outdoor Holdings, Inc.(n)	364,436	1,118,819
Radio & Television–0.55%
iHeartMedia, Inc., Class A(n)	175,479	3,441,143
iHeartMedia, Inc., Class B(f)	42	788
		3,441,931
Retailers (except Food & Drug)–0.15%
Claire’s Stores, Inc.	420	137,550
Toys ’R’ Us-Delaware, Inc.(f)	14	34,373
Vivarte S.A.S.(f)	1,181,133	744,105
		916,028
Surface Transport–1.41%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $743,133)(g)	8,956	248,529
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-11/12/2021; Cost $0)(g)	210,180	66,776
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-07/30/2021; Cost $0)(g)	177,216	75,071
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $781,183)(g)	9,414	261,238
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

			Shares		Value
Surface Transport–(continued)
Nobina AB(o)				932,135	$ 8,152,829
					8,804,443
Utilities–0.93%
Bicent Power LLC, Series A, Wts., expiring 08/22/2022(f)				2,024	0
Bicent Power LLC, Series B, Wts., expiring 08/22/2022(f)				3,283	0
Vistra Corp.				262,754	5,223,550
Vistra Operations Co. LLC, Rts., expiring 12/31/2046				422,054	579,269
					5,802,819
Total Common Stocks & Other Equity Interests (Cost $93,069,919)					70,867,298
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–9.26%(p)
Automotive–0.24%
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(o)(q)	3.96%	09/30/2028	EUR	1,346	1,520,874
Building & Development–1.13%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(o)(q)	5.00%	01/15/2027	EUR	1,690	1,911,915
Haya Real Estate S.A. (Spain)(o)	5.25%	11/15/2022	EUR	1,336	1,265,915
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(o)(q)	5.13%	11/15/2022	EUR	4,086	3,885,554
					7,063,384
Business Equipment & Services–0.10%
Bach Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(o)(q)	3.70%	10/15/2028	EUR	522	598,089
Cable & Satellite Television–0.50%
Altice Finco S.A. (Luxembourg)(o)	4.75%	01/15/2028	EUR	2,932	3,086,415
Chemicals & Plastics–0.57%
Herens Midco S.a.r.l. (Luxembourg)(o)	5.25%	05/15/2029	EUR	3,345	3,544,614
Financial Intermediaries–3.88%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(o)(q)	5.00%	08/01/2024	EUR	8,976	9,964,570
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(o)(q)	6.25%	05/01/2026	EUR	4,278	4,893,528
Newday Bondco PLC (United Kingdom)(o)	7.38%	02/01/2024	GBP	5,895	7,918,455
Sherwood Financing PLC (United Kingdom)(o)	6.00%	11/15/2026	GBP	1,082	1,431,307
					24,207,860
Home Furnishings–1.48%
Ideal Standard International S.A. (Belgium)(o)	6.38%	07/30/2026	EUR	1,828	1,959,425
Very Group Funding PLC (The) (United Kingdom)(o)	6.50%	08/01/2026	GBP	5,493	7,278,202
					9,237,627
Lodging & Casinos–0.97%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(o)(q)	5.51%	07/15/2025	GBP	4,783	6,057,088
Retailers (except Food & Drug)–0.39%
Kirk Beauty One GmbH (Germany)(i)(o)	8.25%	10/01/2026	EUR	2,251	2,418,438
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $61,220,825)					57,734,389
U.S. Dollar Denominated Bonds & Notes–2.51%
Air Transport–0.22%
Mesa Airlines, Inc., Class B (f)	5.75%	07/15/2025		$ 1,245	1,393,312
Containers & Glass Products–0.03%
LABL, Inc. (o)	5.88%	11/01/2028		200	198,000
Electronics & Electrical–0.24%
Diebold Nixdorf, Inc. (o)	9.38%	07/15/2025		1,380	1,467,634
Food Products–0.22%
Teasdale Foods, Inc. (f)	16.25%	06/18/2026		1,557	1,395,228
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Industrial Equipment–0.71%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (o)	7.38%	08/15/2026		$ 3,835	$ 3,766,776
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)(o)	7.63%	07/15/2028		622	650,559
					4,417,335
Leisure Goods, Activities & Movies–0.12%
AMC Entertainment Holdings, Inc. (o)	10.50%	04/15/2025		703	739,908
Publishing–0.55%
McGraw-Hill Education, Inc. (o)	5.75%	08/01/2028		3,536	3,418,516
Radio & Television–0.13%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 11/05/2020; Cost $1,276,637)(g)(o)	5.38%	08/15/2026		1,778	791,094
Telecommunications–0.29%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (o)	7.75%	08/15/2028		1,758	1,834,473
Total U.S. Dollar Denominated Bonds & Notes (Cost $13,288,765)					15,655,500
			Shares
Preferred Stocks–0.87%(l)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(f)				208,860	6,266
Containers & Glass Products–0.07%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020; Cost $322,313)(f)(g)				3,955	468,639
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2, Pfd.(f)				649	3,244
Oil & Gas–0.16%
McDermott International Ltd., Pfd.(f)				1,017,283	661,234
Southcross Energy Partners L.P., Series A, Pfd.(f)				288,393	157,174
Southcross Energy Partners L.P., Series B, Pfd.(f)				76,114	157,937
					976,345
Surface Transport–0.64%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $1,659,232)(g)				33,324	883,086
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,744,101)(g)				35,030	928,295
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $978,436)(g)				42,058	1,282,769
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $687,140)(g)				29,536	900,848
					3,994,998
Total Preferred Stocks (Cost $5,895,171)					5,449,492
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.59%
Structured Products–0.59%
Adagio V CLO DAC, Series V-X, Class E-R (Ireland) (3 mo. EURIBOR + 5.15%) (o)(q)	5.15%	10/15/2031	EUR	263	283,706
Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%)(o)(q)	7.05%	04/24/2034	EUR	1,023	1,145,200
Jubilee CLO, Series 2018-21A, Class E-R (Netherlands) (3 mo. EURIBOR + 6.07%)(o)(q)	6.07%	04/15/2035	EUR	2,041	2,227,012
Total Asset-Backed Securities (Cost $3,876,166)					3,655,918
TOTAL INVESTMENTS IN SECURITIES–138.75% (Cost $910,769,820)					864,852,390
BORROWINGS–(41.23)%					(257,000,000)
OTHER ASSETS LESS LIABILITIES–2.48%					15,457,456
NET ASSETS–100.00%					$623,309,846
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at November 30, 2021 was $71,820,142, which represented 11.52% of the Fund’s Net Assets.
(h)	This variable rate interest will settle after November 30, 2021, at which time the interest rate will be determined.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $18,739,187, which represented 3.01% of the Fund’s Net Assets.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,449,079	$228,501,687	$(236,950,766)	$-	$-	$-	$1,874
Invesco Treasury Portfolio, Institutional Class	5,632,719	152,334,459	(157,967,178)	-	-	-	452
Investments in Other Affiliates:
Nobina AB*	26,474,819	-	(23,797,644)	(18,321,990)	23,797,643	8,152,829	1,330,802
USF S&H Holdco LLC	6,550,710	-	-	3,510,419	-	10,061,129	-
Total	$47,107,327	$380,836,146	$(418,715,588)	$(14,811,571)	$23,797,643	$18,213,958	$1,333,128

*	At November 30, 2021, this security was no longer an affiliate of the Fund.

(n)	Non-income producing security.
(o)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $82,410,096, which represented 13.22% of the Fund’s Net Assets.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/15/2021	Bank of America, N.A.	SEK	119,974,883	USD	13,738,652	$425,410
01/14/2022	Bank of America, N.A.	NOK	636,895	USD	74,554	4,158
01/14/2022	Bank of America, N.A.	SEK	144,625,309	USD	16,842,001	772,895
12/15/2021	Barclays Bank PLC	NOK	8,212	USD	960	53
12/15/2021	Barclays Bank PLC	SEK	4,722,819	USD	549,302	25,225
01/14/2022	Barclays Bank PLC	GBP	22,320,983	USD	30,307,315	596,098
01/14/2022	Barclays Bank PLC	NOK	36,062	USD	4,192	206
01/14/2022	Barclays Bank PLC	SEK	1,902,580	USD	214,889	3,496
01/14/2022	Barclays Bank PLC	USD	2,203	NOK	19,995	7
12/15/2021	BNP Paribas S.A.	EUR	74,773,901	USD	86,557,759	1,718,957
12/15/2021	BNP Paribas S.A.	GBP	5,000,000	USD	6,800,273	149,176
01/14/2022	BNP Paribas S.A.	NOK	10,712	USD	1,199	15
01/14/2022	Canadian Imperial Bank of Commerce	EUR	55,659,642	USD	64,560,732	1,330,300
01/14/2022	Canadian Imperial Bank of Commerce	USD	79,384	SEK	715,095	69
12/15/2021	Citibank N.A.	EUR	509,364	USD	589,623	11,696
12/15/2021	Citibank N.A.	NOK	784,669	USD	93,113	6,363
12/15/2021	Goldman Sachs & Co.	GBP	21,042,487	USD	28,657,909	666,785
01/14/2022	Goldman Sachs & Co.	USD	3,401,367	EUR	3,000,000	6,691
12/15/2021	JP Morgan Chase Bank N.A.	NOK	13,925	USD	1,621	81
12/15/2021	JP Morgan Chase Bank N.A.	SEK	8,634,845	USD	1,003,262	45,079
12/15/2021	Morgan Stanley & Co.	EUR	67,960,801	USD	78,706,658	1,598,030
12/15/2021	Morgan Stanley & Co.	GBP	19,403,409	USD	26,413,518	602,728
12/15/2021	Morgan Stanley & Co.	SEK	104,127,178	USD	11,931,071	376,400
01/14/2022	Morgan Stanley & Co.	EUR	6,200,000	USD	7,186,916	143,596
01/14/2022	Morgan Stanley & Co.	GBP	1,200,000	USD	1,607,092	9,785
01/14/2022	Morgan Stanley & Co.	NOK	18,566	USD	2,175	123
01/14/2022	Royal Bank of Canada	GBP	21,602,185	USD	29,332,031	577,598
01/14/2022	Royal Bank of Canada	USD	3,395,037	EUR	3,000,000	13,021
12/15/2021	State Street Bank & Trust Co.	GBP	19,399,891	USD	26,419,720	613,609
01/14/2022	State Street Bank & Trust Co.	EUR	55,659,642	USD	64,571,697	1,341,265
01/14/2022	State Street Bank & Trust Co.	GBP	1,000,000	USD	1,356,663	25,574
12/15/2021	Toronto Dominion Bank	EUR	67,138,901	USD	77,747,183	1,571,086
01/14/2022	Toronto Dominion Bank	EUR	55,681,673	USD	64,632,836	1,377,377
01/14/2022	Toronto Dominion Bank	GBP	21,602,185	USD	29,330,108	575,675
12/15/2021	UBS AG	NOK	18,209	USD	2,149	136
12/15/2021	UBS AG	SEK	18,424,900	USD	2,119,197	74,642
01/14/2022	UBS AG	NOK	12,497	USD	1,436	55
Subtotal—Appreciation						14,663,460
Currency Risk
12/15/2021	Bank of America, N.A.	USD	74,586	NOK	636,895	(4,174)
12/15/2021	Bank of America, N.A.	USD	16,826,785	SEK	144,625,309	(778,161)
12/15/2021	Barclays Bank PLC	USD	29,355,036	GBP	21,620,984	(594,385)
12/15/2021	Barclays Bank PLC	USD	3,337	NOK	28,206	(218)
12/15/2021	Barclays Bank PLC	USD	1,745,151	SEK	15,000,000	(80,647)
01/14/2022	Barclays Bank PLC	USD	5,355	NOK	46,774	(185)
12/15/2021	BNP Paribas S.A.	USD	685	NOK	5,713	(53)
12/15/2021	BNP Paribas S.A.	USD	136,789	SEK	1,173,071	(6,617)
01/14/2022	BNP Paribas S.A.	USD	3,487,382	SEK	30,968,015	(46,572)
12/15/2021	Canadian Imperial Bank of Commerce	USD	64,487,261	EUR	55,659,642	(1,335,583)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/15/2021	Citibank N.A.	USD	2,054	NOK	17,138	$(159)
12/15/2021	Goldman Sachs & Co.	USD	1,068	NOK	8,926	(81)
12/15/2021	JP Morgan Chase Bank N.A.	USD	5,446	NOK	45,659	(398)
12/15/2021	JP Morgan Chase Bank N.A.	USD	8,170,916	SEK	70,000,000	(403,232)
01/14/2022	JP Morgan Chase Bank N.A.	USD	3,999,898	GBP	3,000,000	(6,630)
12/15/2021	Morgan Stanley & Co.	USD	6,992,196	EUR	6,000,000	(184,569)
12/15/2021	Morgan Stanley & Co.	USD	4,846	NOK	40,703	(346)
01/14/2022	Morgan Stanley & Co.	USD	603	NOK	5,356	(11)
12/15/2021	Royal Bank of Canada	USD	29,320,430	GBP	21,602,185	(584,784)
12/15/2021	State Street Bank & Trust Co.	USD	64,498,393	EUR	55,659,642	(1,346,715)
12/15/2021	State Street Bank & Trust Co.	USD	4,952	NOK	41,775	(334)
01/14/2022	State Street Bank & Trust Co.	USD	2,281,912	SEK	20,000,000	(59,741)
12/15/2021	Toronto Dominion Bank	USD	64,560,115	EUR	55,681,673	(1,383,441)
12/15/2021	Toronto Dominion Bank	USD	29,346,442	GBP	21,622,617	(583,617)
12/15/2021	UBS AG	USD	43,417,958	EUR	37,382,010	(1,004,162)
12/15/2021	UBS AG	USD	2,945,661	SEK	25,086,245	(161,918)
01/14/2022	UBS AG	EUR	1,000,000	USD	1,135,285	(734)
01/14/2022	UBS AG	USD	3,410,904	EUR	3,000,000	(2,846)
01/14/2022	UBS AG	USD	3,207	NOK	28,563	(49)
Subtotal—Depreciation						(8,570,362)
Total Forward Foreign Currency Contracts						$6,093,098

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
The aggregate value of securities considered illiquid at November 30, 2021 was $315,948,621, which represented 50.69% of the Fund’s Net Assets.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$399,961,200	$311,528,593	$711,489,793
Common Stocks & Other Equity Interests	16,764,542	28,708,422	25,394,334	70,867,298
Non-U.S. Dollar Denominated Bonds & Notes	—	57,734,389	—	57,734,389
U.S. Dollar Denominated Bonds & Notes	—	12,866,960	2,788,540	15,655,500
Preferred Stocks	—	3,994,998	1,454,494	5,449,492
Asset-Backed Securities	—	3,655,918	—	3,655,918
Total Investments in Securities	16,764,542	506,921,887	341,165,961	864,852,390
Other Investments - Assets*
Investments Matured	—	1,088,737	455,931	1,544,668
Forward Foreign Currency Contracts	—	14,663,460	—	14,663,460
	—	15,752,197	455,931	16,208,128
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(8,570,362)	—	(8,570,362)
Total Other Investments	—	7,181,835	455,931	7,637,766
Total Investments	$16,764,542	$514,103,722	$341,621,892	$872,490,156

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2021:
	Value 02/28/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/21
Variable Rate Senior Loan Interests	$208,090,001	$135,031,438	$(42,610,852)	$1,110,462	$128,974	$(114,262)	$21,238,461	$(11,345,629)	$311,528,593
Common Stocks & Other Equity Interests	13,193,366	7,560,459	(2,440,607)	—	(503,354)	6,475,208	1,109,270	—	25,394,334
U.S. Dollar Denominated Bonds & Notes	3,182,330	—	(276,600)	—	—	(117,190)	—	—	2,788,540
Preferred Stocks	258,788	—	—	—	(1,203)	185,893	1,011,016	—	1,454,494
Investments Matured	450,576	(90,937)	96,292	(4,818)	—	4,818	—	—	455,931
Total	$225,175,061	$142,500,960	$(45,231,767)	$1,105,644	$(375,583)	$6,434,467	$23,358,747	$(11,345,629)	$341,621,892
*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Dynamic Credit Opportunity Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 11/30/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Keg Logistics LLC, Term Loan A	$28,809,952	Loan Origination Value	Original Cost	N/A	98.5% of par	(a)
Muth Mirror Systems, LLC, Term Loan	19,051,926	Valuation Service	N/A	N/A	N/A	(b)
FDH Group Acquisition, Inc., Term Loan A	18,673,895	Loan Origination Value	Original Cost	N/A	98% of par	(a)
Lightning Finco Ltd., Term Loan B-1	18,007,643	Loan Origination Value	Original Cost	N/A	98% of par	(a)
Teasdale Foods, Inc., Term Loan B	15,641,018	Valuation Service	N/A	N/A	N/A	(b)
Groundworks LLC, First Lien Incremental Term Loan	13,087,638	Valuation Service	N/A	N/A	N/A	(b)
Zeus Bidco Ltd., Term Loan B	12,840,247	Valuation Service	N/A	N/A	N/A	(c)
USF S&H Holdco LLC, Term Loan B	11,173,102	Valuation Service	N/A	N/A	N/A	(b)
USF S&H Holdco LLC	10,061,129	Valuation Service	N/A	N/A	N/A	(b)
Brook & Whittle Holding Corp., Term Loan	9,643,995	Valuation Service	N/A	N/A	N/A	(b)
PrimeFlight Aviation Services, Inc., Term Loan	9,531,287	Valuation Service	N/A	N/A	N/A	(b)
PrimeFlight Aviation Services, Inc., Incremental Delayed Draw Term Loan	9,369,986	Valuation Service	N/A	N/A	N/A	(b)
FDH Group Acquisition, Inc., Delayed Draw Term Loan	9,298,163	Loan Origination Value	Original Cost	N/A	98% of par	(a)
NAS LLC, Term Loan	9,055,787	Valuation Service	N/A	N/A	N/A	(b)
Transtar Industries, Inc., Term Loan A	8,892,076	Valuation Service	N/A	N/A	N/A	(b)
MB2 Dental Solutions LLC, Term Loan B	8,835,222	Valuation Service	N/A	N/A	N/A	(b)
(a)	The Fund fair values certain investments in direct loan financings at the loan origination price. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
(b) Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable.  The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards.  Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis.  The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.
(c)	Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.
Invesco Dynamic Credit Opportunity Fund